Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair value measurement
Schedule of carrying amounts and estimated fair values of the financial instruments

	December 31, 2016		December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$4,178	$4,178	$82,124	$82,124
Restricted cash and bank deposits with maturity over three months	9,059	9,059	83,191	83,191
Accounts and notes receivable	61,073	61,073	90,786	90,786
Other receivable	6,884	6,884	3,139	3,139
Finance lease receivable	35,348	35,348	30,322	30,322
Investment in affiliates	2,214	2,214	13,950	15,149
Derivative asset	—	—	2,328	2,328

Total assets	118,756	118,756	305,840	307,039

Financial liabilities:
Borrowings	99,227	99,227	164,851	164,851
Accounts and notes payable	76,681	76,681	137,232	137,232
Other liabilities	73,809	73,809	73,436	73,436
Convertible bonds	55,000	55,000	54,062	54,315
Financing and capital lease obligations	27,487	27,487	8,796	8,796
Commitments and contingencies	1,200	1,200	—	—

Total liabilities	$333,404	$333,404	$438,377	$438,630

Schedule of reconciliation from opening balance to the closing balance for recurring fair value measurements categorized within Level 3 of the fair value hierarchy

	Derivative asset	Derivative asset
	relating to the call	relating to the	Derivative
	option	Warrant	liability
December 31, 2014	—	—	(11)

Purchase and issuances	420	16,947	—
Change in fair value	(420)	(14,619)	11

December 31, 2015	—	2,328	—

Purchase and issuances
Change in fair value		(2,328)

December 31, 2016		—